Lease liabilities - Reconciliation of the finance lease creditors (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of undiscounted lease payments to net investment in finance lease [abstract]
Beginning balance	£ 2,201	£ 2,620
Additions	1,847	196
Interest element of payments to lease creditors	(194)	(156)
Principal element of payments to lease creditors	(843)	(615)
Interest expense of leases	194	156
Ending balance	£ 3,205	£ 2,201